Income Tax - Schedule of Component of Loss Before Income Tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Component of Loss Before Income Tax [Abstract]
Net loss	$ (2,594,320)	$ (1,501,257)	$ (4,765,130)	$ (4,310,998)	$ (6,245,737)	$ (4,301,517)
Effective tax rate					27.87%	27.87%
Expected recovery					$ (1,740,687)	$ (1,198,833)
Share-based compensation					27,083	135,947
Other non-deductible items					88,406	19,864
Foreign exchange					10,750	(2,168)
Tax rate differences					1,513	1,031
Change in valuation allowance					1,612,935	1,044,159
Tax expense (recovery)